Prepaids and Other (Tables)	12 Months Ended
Dec. 31, 2025
Prepaids and Other [Abstract]
Schedule of Prepaids and Other
As at December 31,	Note	2025	2024
Prepaid expenses and deposits		$519	$534
Supplies inventory		156	143
Taxes recoverable		40	101
Amounts receivable and other		36	38
Due from a related party	22	-	26
		$751	$842